Financial Instruments (Schedule of Significant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Spot price of 1 Euro at the reporting date	1.00
1 Euro [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	9.30%	(2.00%)
Spot price of 1 Euro at the reporting date	1.227	1.122
1 Euro [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	1.70%	(9.60%)
Spot price of 1 Euro at the reporting date	3.944	3.878